Income Taxes - Summary of Differences and Related Tax Rate (Details) - CAD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2021	Apr. 30, 2020
Disclosure Of Income Taxes [Abstract]
Earnings (loss) before income taxes	$ (5,995)	$ (5,293)
Income taxes (recovery) on earnings before income taxes, at above basic rate	(1,619)	(1,429)
Nondeductible expenses	558	383
Effects of tax rate change and foreign exchange	440	(64)
Tax rate difference by jurisdiction	(103)	55
Tax benefits not recognized	2,069	709
Income taxes (recovery)	1,345	(346)
Current income taxes	1,428	109
Deferred income taxes (recovery)	$ (83)	$ (455)